Financial Instruments - Additional Information (Detail) £ in Millions, shares in Millions, $ in Millions	1 Months Ended			3 Months Ended		6 Months Ended			12 Months Ended
	May 31, 2025 USD ($)	May 31, 2025 CAD ($)	Mar. 31, 2025	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 GBP (£) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about financial instruments [Line Items]
Restricted cash and cash equivalents						$ 123,000,000			$ 115,000,000
Borrowings						1,869,000,000
Transaction costs						8,000,000
Solicitation fees						4,000,000
Proceeds from (payment to) settlement of foreign exchange contracts				$ (33,000,000)			$ 24,000,000
Contingent receivable						90,000,000			88,000,000
Due from indemnification arrangement						294,000,000			$ 272,000,000
Thomson Reuters Corporation [Member]
Disclosure of detailed information about financial instruments [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Other finance income [member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange gains (losses)				(3,000,000)			(2,000,000)
Foreign exchange contracts settlement [member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange contracts settlement notional amount				349,000,000	£ 300		1,600,000,000	£ 1,200
Foreign exchange contracts settlement [member] | LSEG [member]
Disclosure of detailed information about financial instruments [Line Items]
Proceeds from (payment to) settlement of foreign exchange contracts				$ (33,000,000)			$ 24,000,000
Number of shares sold that relate to company ownership | shares				5.9	5.9		16.0	16.0
2.239% Notes, due 2025 [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings, interest rate	2.239%	2.239%							2.239%	2.239%
Notional amount										$ 1,400
Maturity date									2025
Repayments of current borrowings	$ 1,000,000,000	$ 1,400
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings						0			$ 0
Commercial paper programs						2,000,000,000
Amended Credit Facility Maturities in November 2027 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings						0			$ 0
Gross loan commitments						$ 2,000,000,000
Maturity date						November 2027
Basis point adjustment to reference interest rate						91
Additional commitment from lenders						$ 600,000,000
Maximum credit facility agreement						2,600,000,000
Purchase price						$ 500,000,000
Amended Credit Facility Maturities in November 2027 [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda						4.5
Amended Credit Facility Maturities in November 2027 [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda						0.4
Amended Credit Facility Maturities in November 2027 [Member] | Scenario Forecast [member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda						5